License and Supply Agreements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Dexmedetomidine License Agreement [Member] USD ($)	Dec. 31, 2013 Dexmedetomidine License Agreement [Member] EUR (€)	Dec. 31, 2013 Dexmedetomidine License Agreement [Member] Minimum [Member]	Dec. 31, 2013 Dexmedetomidine License Agreement [Member] Maximum [Member]	Dec. 31, 2013 Fadolmidine License Agreement [Member] USD ($)	Dec. 31, 2013 Fadolmidine License Agreement [Member] EUR (€)	Dec. 31, 2013 Fadolmidine License Agreement [Member] Minimum [Member]	Dec. 31, 2013 Fadolmidine License Agreement [Member] Maximum [Member]
Supply Commitment [Line Items]
Contingent milestone payments, maximum	$ 28,200,000	€ 20,500,000.0
Percentage of royalty payments			10.00%	20.00%			10.00%	15.00%
Additional contingent milestones payment					$ 16,800,000	€ 12,200,000